INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAXES [Abstract]
Income Tax Expense (Benefit) by Jurisdiction
Income tax expense (benefit) by jurisdiction is shown below (dollars in thousands):

	Years ended
	2020	2019	2018
Current tax expense (benefit):
Ireland	$—	$—	$—
Luxembourg	1	55	44
Australia	139	—	(138)
Other	24	23	50
Current tax expense (benefit) — total	164	78	(44)
Deferred tax expense (benefit):
Ireland	(4,296)	21,359	9,865
Australia	—	(910)	105
Deferred tax expense (benefit) — total	(4,296)	20,449	9,970
Total income tax expense (benefit)	$(4,132)	$20,527	$9,926

Net Deferred Tax Asset (Liability)
The Company had no unrecognized tax benefits as of December 31, 2020 and 2019. The principal components of the Company’s net deferred tax asset (liability) were as follows (dollars in thousands):

	December 31, 2020	December 31, 2019
Deferred tax asset:
Net operating loss carry forwards	$148,824	$142,685
Net unrealized losses on derivative instruments	6,200	3,794
Basis difference on acquisition of GAAM Australian assets	—	6,575
Other	636	124
Valuation allowance	(31,739)	(33,929)
Total deferred tax asset	123,921	119,249
Deferred tax liability:
Excess of tax depreciation over book depreciation	(163,534)	(165,343)
Miscellaneous book/tax differences	—	(166)
Total deferred tax liability	(163,534)	(165,509)
Deferred tax liability, net	$(39,613)	$(46,260)

Reconciliation of Statutory to Effective Tax Rate
For the years ended December 31, 2020, 2019 and 2018, the effective tax rate was 5.8%, 8.3% and 10.4%, respectively. The effective tax rate in any period is impacted by the source and amount of income earned and expenses incurred in different tax jurisdictions and valuation allowances the Company has recorded. The table below is a reconciliation of the Irish statutory corporation tax rate of 12.5% on trading income to the Company’s recorded income tax expense or benefit:

	Years ended
	2020	2019	2018
Irish statutory corporate tax rate on trading income	12.5%	12.5%	12.5%
Valuation allowances	(6.4)%	(1.4)%	(1.4)%
Tax impact of repurchased and resold Notes	—	(0.1)%	0.1%
Foreign tax rate differentials	0.3%	(0.4)%	(2.8)%
True-up of prior year tax provision	0.2%	(0.1)%	—
Non-deductible interest expense, transaction fees and expenses	(0.1)%	0.5%	1.8%
Deductible interest paid in the period	—	(2.7)%	—
Unrealized foreign exchange loss on re-valuation of deferred tax balances	—	—	0.1%
Withholding tax	(0.2)%	—	—
Other	(0.5)%	—	0.1%
Effective tax rate	5.8%	8.3%	10.4%